Business Combinations And Capital Reorganization (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Schedule Of Networth Of The Companies As A Result Of Reorganization
From January
1, 2020 and until October 1, 2021, the structure of Wallbox’s equity and net assets remained the same as that of Wallbox Chargers. On October 1, 2021, as a result of the share capital increases in Wallbox N.V. due to the legal contribution in kind of Wallbox Chargers and Kensington, certain adjustments were made to estimate the net equity and to present the share capital of Wallbox, considering that the Wallbox Group’s losses for the period until September 30, 2021 include those for Wallbox N.V. as of its date of incorporation (June 7, 2021) and those for the WallBox Chargers Group from January 1, 2021 to September 30, 2021:

(In thousand Euros)	October 1, 2021
Share capital	44,430
Share premium	321,789
Loss for the period	(154,680)
Other equity components	4,371
Foreign currency translation reserve	118

Total equity attributable to owners of the company	216,028

Schedule of Impact On Earnings Per Share As A Result Of Reorganization
Consequently, the weighted average number of ordinary shares outstanding for basic and diluted EPS for the prior periods is as follows:

OUTSTANDING SHARES

December 31, 2020

Shares	Outstanding shares
Class A	280,737
Class B	111,381

Total	392,118

Shares for Basic EPS Wallbox Chargers	392,118
Exchange ratio	240.99

Adjusted number of shares	94,496,837

AR Electronic Solutions SL [Member]
Statement [Line Items]
Summary of Details of the Purchase Consideration

(In thousand Euros)
Purchase consideration:
Amount paid (in cash)	4,200
Amount paid (in shares)	6,300
Setlement of pre-existing trade receivables with Wallbox group	(1,463)
Setlement of pre-existing trade payables with Wallbox group	998

Total	10,035

Summary of Assets and Liabilities Recognized at Fair Value as a Result of the Acquisition
Assets and liabilities recognized at fair value as a result of the acquisition were as follows:

(In thousand Euros)
Property, plant and equipment	1,567
Intangible assets	1,919
Right of use	1,224
Non-current financial assets	59
Inventories	6,891
Trade and other financial receivables	2,670
Cash and cash equivalents	5,078

Total Assets	19,408

Non-current loans and borrowings	(4,383)
Lease liabilities	(988)
Deferred tax liabilities	(1,086)
Trade and other financial payables	(5,697)
Current loans and borrowings	(2,790)
Total Liabilities	(14,944)

Identifiable net assets acquired	4,464

Purchase consideration	10,035

Goodwill arising on acquisition	5,571

Coil, Inc [Member]
Statement [Line Items]
Summary of Details of the Purchase Consideration

(In thousand Euros)
Purchase consideration:
Amount paid (in cash)	1,155
To be paid (in shares) (Note 17)	2,417

Total	3,572

Summary of Assets and Liabilities Recognized at Fair Value as a Result of the Acquisition

(In thousand Euros)
Intangible assets	2,057
Inventories	142
Trade and other financial receivables	817
Cash and cash equivalents	97

Total Assets	3,113

Non-current Loans and borrowings	(2,195)
Current Loans and borrowings	(71)
Deferred tax liabilities	(438)
Trade and other financial payables	(452)
Total Liabilities	(3,156)

Identifiable net assets acquired	(43)

Purchase consideration	3,572

Goodwill arising on acquisition	3,615